UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisor Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan Street, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl, Advisors Series Trust
2020 East Financial Way, Suite 100, Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code: 414-765-5340

Date of fiscal year end: 3/31

Date of reporting period: 6/30/05

Item 1. Proxy Voting Record.

Name of Fund: The Teberg Fund
Period: July 1, 2004 - June 30, 2005

Company Name	Meeting	CUSIP	Proposal(s)	By Issuer	Conflict	Conflict	Mgmt	Vote	Date	Shares
	Date			or S/hold	Yes/No	Resolved	Recom	Cast	Voted	Voted

Putnam OTC & Emerg Grwth A	11/11/04	746847102	1. Elect Directors	Issuer	No	N/A	For	For	09/24/04	49548.1360
			2A Amend borrowing restrictions	"	"	"	"	"	"	"
			2B Amend loan restrictions	"	"	"	"	"	"	"
			2C Amend diversification restrictions	"	"	"	"	"	"	"
			3. Amend agreement and trust	"	"	"	"	"	"	"

John Hancock Lrg Cap Select A	12/01/04	409902749	1 Elect Directors	Issuer	No	N/A	For	For	10/29/04	14629.6080
John Hancock Small Cap Eqty A	12/01/04	409905700	1. Elect Directors	Issuer	No	N/A	For	For	10/29/04	14858.4670

Safeco Grwth Opport. Inv.	12/08/04	786434100	1. Approve reorg w/ Pioneer	Issuer	No	N/A	For	For	11/02/04	8911.6850
			2. Approve interim advisory agreemt	"	"	"	"	"	"	"

MFS Mid Cap Grwth A	03/23/05	552987703	1. Elect Directors	Issuer	No	N/A	For	For	01/27/05	14946.2310

Blackrock High Yield Instl.	04/29/05	091929638	1. Elect Directors	Issuer	No	N/A	For	For	04/11/05	342878.5250

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer
Principal Executive Officer

Date  8/25/2005
* Print the name and title of each signing officer under his or her signature.